Premises and Equipment, Net (Future minimum payments under non-cancelable operating leases) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014 lease_agreement	Dec. 31, 2013
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013		$ 360,106
2014		261,736
2015		231,332
2016		128,361
2017		119,790
Thereafter		908,408
Total Future Minimum Payments		2,009,733
Total rental expense	306,000	424,000	415,000
Number of operating lease agreements		4
Lease One [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense		6,593
Operating lease renewal option		30 years
Lease Two [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense		800
Operating lease renewal option		10 years
Lease Three [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense		8,571
Operating lease renewal option		45 years
Lease Four [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Monthly rent expense		$ 9,075
Operating lease renewal option		20 years